THE DRESHER FAMILY OF FUNDS

                     The Dresher Classic Retirement Fund

                                      &

                    The Dresher Comprehensive Growth Fund

                              SEMI-ANNUAL REPORT

                                June 30, 1999

                     MANAGEMENT DISCUSSION OF PERFORMANCE


                                  General
                                  -------

We continue to be long-term investors unwilling to chase the hot sector. We are confident our strategy will bring long-term benefits to our shareholders.

                     The Dresher Classic Retirement Fund
                     -----------------------------------

The Dresher Classic Retirement Fund is a moderate-growth fund, which seeks moderate capital appreciation and significant income. Under normal market conditions, the Fund will invest no more than 65% of its assets (at the time of investment) in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock. The Fund posted a 9.27% total return.


                    The Dresher Comprehensive Growth Fund
                    -------------------------------------

The Dresher Comprehensive Growth Fund is a no-load, aggressive-growth fund which seeks capital appreciation without regard to current income. Under normal market conditions, it will invest at least 75% of its assets in mutual funds that invest primarily in common stock or securities convertible or exchangeable for common stock. The Fund posted a return of 11.88%.

                            PORTFOLIO OF INVESTMENTS
                       THE DRESHER CLASSIC RETIREMENT FUND
                                  JUNE 30, 1999
                                   (UNAUDITED)




                                                                     PERCENTAGE
FUND                                          SHARES      VALUE       OF TOTAL
-----------------------------------          -------   -----------   ----------
Marsico Growth and Income Fund               143,187     2,384,058        21.1%
Price Blue Chip Growth Fund                   64,906     2,181,507        19.3%
Janus Worldwide Fund                          23,044     1,231,221        10.9%
Selected American Shares                      28,772     1,032,036         9.1%
Warburg Pincus Growth & Income Fund           39,775       817,372         7.2%
                                                       ___________   __________

Total Investments (cost $6,158,360)                      7,646,194        67.6%
Other Assets and Liabilities                             3,671,822        32.4%
                                                       ___________   __________

Net Assets                                             $11,318,016       100.0%
                                                       ===========   ==========


            -------------------------------------------------------
                     GROWTH OF $10,000 INVESTED ON 10/01/97
                 (DATE OF COMMENCEMENT OF INVESTMENT OPERATIONS)
            -------------------------------------------------------

                          The Dresher Classic           Lipper Balanced
                            Retirement Fund               Fund Index
----------------------------------------------------------------------
  OCT '97                     $10,000                       $10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '97                      $9,980                       $10,145
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '98                     $10,768                       $11,676
----------------------------------------------------------------------
----------------------------------------------------------------------
  JUN '99                     $11,766                       $12,395
----------------------------------------------------------------------


            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

   The accompanying notes are an integral part of these financial statements.

                            PORTFOLIO OF INVESTMENTS
                      THE DRESHER COMPREHENSIVE GROWTH FUND
                                  JUNE 30, 1999
                                   (UNAUDITED)




                                                                     PERCENTAGE
FUND                                          SHARES      VALUE       OF TOTAL
------------------------------------         -------   -----------   ----------
Harbor Capital Appreciation Fund              51,368   $ 2,293,594        19.9%
Marsico Focus Fund                           107,781     1,878,616        16.3%
Invesco Strategic Technology Fund             25,309     1,182,451        10.3%
Baron Asset Fund                              16,961     1,028,354         8.9%
Stein Roe Large Company Focus Fund            60,956       754,030         6.6%
Torray Fund                                   14,618       642,037         5.6%
L. Roy Papp Stock Fund                        14,554       575,476         5.0%
Weitz Series Value Fund                       14,932       494,410         4.3%
                                                       ___________   ___________

Total Investments (cost $6,871,301)                      8,848,968        76.9%
Other Assets and Liabilities                             2,655,601        23.1%
                                                       ___________   __________

Net Assets                                             $11,504,569       100.0%
                                                       ===========   ==========


            -------------------------------------------------------
                     GROWTH OF $10,000 INVESTED ON 10/01/97
                 (DATE OF COMMENCEMENT OF INVESTMENT OPERATIONS)
            -------------------------------------------------------

                          The Dresher Comprehensive     Lipper Growth
                                Growth Fund               Fund Index
----------------------------------------------------------------------
  OCT '97                     $10,000                       $10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '97                     $10,031                        $9,885
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '98                     $11,004                       $12,421
----------------------------------------------------------------------
----------------------------------------------------------------------
  JUN '99                     $12,311                       $13,897
----------------------------------------------------------------------


            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

   The accompanying notes are an integral part of these financial statements.

                          THE DRESHER FAMILY OF FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1999
                                   (UNAUDITED)

                                              CLASSIC          COMPREHENSIVE
                                          RETIREMENT FUND       GROWTH FUND
                                          ---------------      -------------
ASSETS

 Investments In Securities:
  At Acquisition Cost                      $  6,158,360         $  6,871,301
                                           ============         ============

  At Value (Note 1)                        $  7,646,194         $  8,848,968
 Cash                                         3,660,034            2,647,154
 Interest and Dividends Receivable               11,788                8,447
                                           ____________         ____________

   TOTAL ASSETS                              11,318,016           11,504,569
                                           ____________         ____________

LIABILITIES

 Payable to Advisor (Note 3)                          -                    -

                                           ____________         ____________

   TOTAL LIABILITIES                                  -                    -
                                           ____________         ____________

NET ASSETS                                 $ 11,318,016         $ 11,504,569
                                           ============         ============

NET ASSETS consist of:
   Capital Shares                            10,076,624            9,988,842
   Accumulated Net Investment
      Income (Loss)                              (3,310)             (26,107)
   Accumulated Net Realized
      Loss on Investments                      (243,131)            (435,833)
   Net Unrealized Appreciation on
      Investments                             1,487,833            1,977,667
                                           _____________        _____________

NET ASSETS                                 $ 11,318,016         $ 11,504,569
                                           =============        =============
SHARES OUTSTANDING (Unlimited Number
 of Shares Authorized, No Par Value)            398,345              388,957
                                           =============        =============
NET ASSET VALUE PER SHARE                  $      28.41         $      29.58
                                           =============        =============

   The accompanying notes are an integral part of these financial statements.

                           THE DRESHER FAMILY OF FUNDS
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
                                  (UNAUDITED)

                                                CLASSIC        COMPREHENSIVE
                                            RETIREMENT FUND     GROWTH FUND
                                            ---------------    --------------

INVESTMENT INCOME
   Interest Income                            $     43,888      $     37,177
   Dividend Income From Underlying Funds*           14,802             1,204
                                              _____________     _____________

 Total Investment Income                            58,690            38,381
                                              _____________     _____________

EXPENSES
   Management Fees (Note 3)                         62,000            64,488
   12b-1 Fees (Notes 3)                             12,915            13,433
                                              _____________     _____________

  Total Expenses Before Waiver By Advisor           74,915            77,921
                                              _____________     _____________

   Fees Waived By Advisor (Note 3)                 (12,915)          (13,433)
                                              _____________     _____________

  Total Expenses After Fees Waived by Advisor       62,000            64,488
                                              _____________     _____________

NET INVESTMENT INCOME (LOSS)                        (3,310)          (26,107)
                                              _____________     _____________

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
   Capital Gain Distributions Received
     From Underlying Funds                           5,135            10,258
   Realized Loss on Sale of
     Underlying Funds                             (188,408)         (416,206)
   Change in Net Unrealized Appreciation
     of Underlying Funds                         1,115,454         1,627,137
                                              _____________     _____________
  Net Realized and Unrealized Gain
    on Investments                                 932,181         1,221,189
                                              _____________     _____________
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                             $    928,871     $   1,195,082
                                              =============     =============


* Net of foreign taxes withheld as follows:              0                 0


   The accompanying notes are an integral part of these financial statements.

                          THE DRESHER FAMILY OF FUNDS
                      STATEMENT OF CHANGES IN NET ASSETS


                                   CLASSIC               COMPREHENSIVE
                                RETIREMENT FUND           GROWTH FUND
                               ------------------        -------------


                             For the      For the     For the      For the
                            Six Months      Year     Six Months      Year
                            Ended June     Ended     Ended June     Ended
                             30, 1999     December    30, 1999     December
                           (Unaudited)    31, 1998   (Unaudited)   31, 1998

OPERATIONS

Undistributed Earnings     $         3   $       -  $        -   $        -
Net Investment Income
 (Loss)                         (3,310)     41,388     (26,107)     (29,883)
Net Realized Loss from
 Security Transactions        (188,408)   (189,471)   (416,206)    (114,929)
Capital Gain Distributions
 from Underlying Funds           5,135     129,536      10,258      259,128
Change in Net Unrealized
 Appreciation in
 Underlying Funds            1,115,454     561,578   1,627,137      457,114
                             __________ ___________  __________ ___________
Increase in Net Assets
 from Operations               928,874     543,031   1,195,082      571,430
                             __________ ___________  __________ ____________

DISTRIBUTIONS TO
SHAREHOLDERS

 Dividends from Net
  Investment Income                  -     (41,310)          -           -
 Distributions from Net
  Realized Gains                     -           -           -     (144,200)
                             __________ ___________  __________ ____________

Decrease in Net Assets
 due to Distributions                -     (41,310)          -     (144,200)
                             __________ ___________  __________ ____________

CAPITAL SHARE
  TRANSACTIONS

Proceeds from Shares
  Sold                     $ 2,957,417 $ 5,723,418  $ 2,359,993 $ 7,081,374
Reinvestment of
  Distributions                 51,510     115,110       53,521     213,618
Cost of Shares Redeemed     (2,350,801) (1,274,239)  (2,537,564)   (880,213)
                             __________ ___________  ___________ ___________
Increase (Decrease) in
  Net Assets due to
  Share Transactions           658,126   4,564,289     (124,050)  6,414,779
                             __________ ___________  ___________ ___________

Increase in Net Assets       1,587,000   5,066,010    1,071,032   6,842,009

Net Assets - Beginning of
  Period                     9,731,016   4,665,006   10,433,537   3,591,528
                            __________  ___________  __________ ____________
Net Assets - End of
  Period                   $11,318,016 $ 9,731,016  $11,504,569 $10,433,537
                           =========== ============ =========== ============

OTHER INFORMATION

Shares:
  Sold                         110,412     248,737      85,321     285,349
  Issued in Reinvestment
    of Distributions             1,887       5,273       1,899      10,162
  Redeemed                     (88,209)    (72,489)    (92,802)    (47,950)
                           ____________   _________   _________   _________

Net Increase (Decrease)         24,090     181,521      (5,582)    247,561
                           ============   =========   =========   =========


The accompanying notes are an integral part of these financial statements.

                        THE DRESHER FAMILY OF FUNDS
                           FINANCIAL HIGHLIGHTS

 Per share information for a share outstanding throughout the period.


                                           CLASSIC
                                       RETIREMENT FUND
                                     ------------------

                                                           For the
                                                        Period from
                                                         October 1,
                                                        1997 (Date of
                            For the                      Commencement
                           Six Months     For the       of Investment
                           Ended June    Year Ended      Operations)
                            30, 1999      December      to December
                          (Unaudited)    31, 1998         31, 1997
                          -----------    ----------     -------------

Net Asset Value,
 Beginning of Period      $    26.00     $    24.20     $    25.23
                          ___________    ___________    ___________
Investment Operations
 Net Investment Income         (0.01)         (0.05)          0.34
 Net Realized and
  Unrealized Gain
  on Investments                2.42           1.96          (0.40)
                          ___________    ___________    ___________
Total from Investment
 Operations                     2.41           1.91          (0.06)
                          ___________    ___________    ___________
Distributions
 Dividends from Net
  Investment Income                -          (0.11)         (0.34)
 Distributions from
  Net Realized Gains               -              -          (0.63)
                          ___________    ___________    ___________

Total from Distributions           -          (0.11)         (0.97)
                          ___________    ___________    ___________

Net Asset Value, End
 of Period                $    28.41     $    26.00     $    24.20
                          ===========    ===========    ===========

Total Return                   9.27%          7.89%         (0.20%)
Ratio of Net Expenses
  to Average Net Assets        1.20%          1.20%          1.20% (a)
Ratio of Expenses
  Before Waiver to
  Average Net Assets           1.45%          1.45%          1.45% (a)
Ratio of Net
  Investment Income
  to Average Net Assets       (0.32%)        58.00%          5.36% (a)
Portfolio Turnover
  Rate                         0.00%         96.94%          6.77%

Net Assets, End of
  Period (000's)          $   11,308     $    9,731      $   4,665

(a) annualized

The accompanying notes are an integral part of these financial statements.

                        THE DRESHER FAMILY OF FUNDS
                           FINANCIAL HIGHLIGHTS

 Per share information for a share outstanding throughout the period.


                                        COMPREHENSIVE
                                         GROWTH FUND
                                     ------------------

                                                          For the
                                                        Period from
                                                          October 1,
                                                        1997 (Date of
                            For the                     Commencement
                          Six Months      For the       of Investment
                          Ended June     Year Ended      Operations)
                           30, 1999       December      to December
                          (Unaudited)     31, 1998        31, 1997
                          -----------    ----------     -------------

Net Asset Value,
 Beginning of Period      $   26.44      $   24.44      $   25.14
                          __________     __________     __________
Investment Operations
 Net Investment Income        (0.06)         (0.08)          0.33
 Net Realized and
  Unrealized Gain
  on Investments               3.20           2.45          (0.27)
                          __________     __________     __________
Total from Investment
 Operations                    3.14           2.37           0.06
                          __________     __________     __________
Distributions
 Dividends from Net               -              -          (0.33)
  Investment Income
 Distributions from
  Net Realized Gains              -          (0.37)         (0.43)
                          __________     __________     __________

Total from Distributions          -          (0.37)         (0.76)
                          __________     __________     __________

Net Asset Value, End
 of Period                $    29.58     $   26.44      $   24.44
                          ===========    ==========     ==========

Total Return                  11.88%         9.70%          0.28%
Ratio of Net Expenses
  to Average Net Assets        1.20%         1.20%          1.20% (a)
Ratio of Expenses
  Before Waiver to
  Average Net Assets           1.45%         1.45%          1.45% (a)
Ratio of Net
  Investment Income
  to Average Net
  Assets                      (0.24%)       (0.43%)         5.12% (a)
Portfolio Turnover
  Rate                         5.66%        48.23%         22.39%

Net Assets, End of
  Period (000's)          $   10,808     $  10,434      $   3,592

(a) annualized

The accompanying notes are an integral part of these financial statements.

                         THE DRESHER FAMILY OF FUNDS

                        NOTES TO FINANCIAL STATEMENTS

                                 JUNE 30,1999
                                  (UNAUDITED)



NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Dresher Family of Funds ("The Trust") was organized as a Delaware business trust. The Trust is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust currently consists of two Funds: The Dresher Classic Retirement
Fund and The Dresher Comprehensive Growth Fund. The Trust is a diversified management investment company for purposes of the 1940 Act because its assets are represented by securities of other investment companies or cash equivalents. The Trust was organized on March 26, 1997 and had no investment operations prior to October 1, 1997 other than those relating to organizational matters including raising initial capital.


The following significant accounting policies conform to generally accepted accounting policies for regulated investment companies.


Valuation of securities: All portfolio securities are valued as of the close of the New York Stock Exchange (currently 4:00 p.m., Eastern time). Shares of underlying open-end management investment companies ("mutual funds") are valued at their respective net asset values as determined under the 1940 Act.

Federal income taxes: It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no provision for federal income taxes has been made.

Investment income: Distributions from net investment income and net realized gains from underlying mutual funds are recorded on an ex-dividend date basis. Interest income is recognized on an accrual basis.


Distributions to shareholders: All distributions to shareholders arising from each Fund's taxable income are distributed at least once per year and are recorded on an ex-dividend date basis.


Security transactions: Portfolio security transactions are recorded on a trade date basis. Securities sold are valued on a specific identification basis.


Use of estimates: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                         THE DRESHER FAMILY OF FUNDS

                                 JUNE 30, 1999

                                  (UNAUDITED)

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of underlying mutual funds were $0 and $2,363,350, respectively for The Dresher Classic Retirement Fund and $500,000 and $2,551,758, respectively for The Dresher Comprehensive Growth Fund.

At June 30, 1999, the cost for federal income tax purposes for The Dresher Classic Retirement Fund was $6,158,360 and for The Dresher Comprehensive Growth Fund was $6,871,301.

At June 30, 1999, the total unrealized appreciation and total unrealized depreciation was $1,487,833 and $0, respectively for The Dresher Classic Retirement Fund and $1,977,667 and $0, respectively for The Dresher Comprehensive Growth Fund.


NOTE 3 - TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Each Fund's investments are managed by National Financial Advisors, Inc. (the "Advisor"), pursuant to the terms of an investment advisory agreement. Under the agreement the Advisor is entitled to receive a management fee payable monthly based on each Fund's average daily net assets at the rate of 1.20% per annum. The Advisor has contractually obligated itself to reduce its management fee to keep total operating expenses for each Fund at no greater than 1.20%, excluding extraordinary expenses until at least December 31, 1999. Unlike most mutual funds the management fee paid to the Advisor includes transfer agency, pricing, custody, auditing, legal, taxes, interest, expenses of non-interested Trustees and general administrative and other operating expenses of each Fund. For the period January 1, 1999 to June 30, 1999, the Advisor was due $74,915 and $77,921 and waived $12,915 and $13,433 from The Dresher Classic Retirement and The Dresher Comprehensive Growth Funds, respectively.


Administrative, Accounting and Transfer Agency Agreement

Pursuant to an administrative, accounting and transfer agency agreement between each Fund, the Advisor and National Shareholder Services, Inc. ("NSS"), the Advisor shall pay NSS out of its management fee a monthly fee for serving as each Fund's administrative agent, accounting and pricing agent and transfer agent, dividend disbursing agent, shareholder service agent, plan agent and shareholder purchase and redemption agent. NSS is an affiliate of the Advisor.

                         THE DRESHER FAMILY OF FUNDS

                                 JUNE 30, 1999

                                  (UNAUDITED)


NOTE 3 TRANSACTIONS WITH AFFILIATES (continued)

Distribution Plan

Pursuant to a distribution agreement ("12b-1 plan") between each Fund and NFA Brokerage, Inc., an affiliate of the Advisor and NSS, NFA Brokerage, Inc. serves as the exclusive agent for distribution of shares of each Fund. NFA Brokerage, Inc. is entitled to receive a fee from each Fund payable monthly at the rate of 0.25% of the average daily net assets per annum. For the period January 1, 1999 to June 30, 1999, NFA Brokerage, Inc. received $12,915 and $13,433 from The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund, respectively. These amounts represented 0.25% on an annual basis for each Fund.

Certain trustees and officers of the Trust are also directors and officers of the Advisor, NSS and NFA Brokerage, Inc.


NOTE 4 - LOSS CARRYFORWARD

In accordance with current federal income tax law, each of the Fund's net realized capital gains and losses are considered separately for purposes of determining taxable capital gains on an annual basis. At December 31, 1998 The Classic Retirement fund had net capital loss carryforwards for federal income tax purposes of $59,936, which are available for offsets against future taxable capital gains, and expire in 2006. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards.


                               SERVICING AGENTS

INVESTMENT ADVISOR:

National Financial Advisors, Inc.
Twining Office Center
715 Twining Road, Suite 202
Dresher, PA 19025


ADMINISTRATOR AND TRANSFER AGENT:

National Shareholder Services, Inc.
Twining Office Center
715 Twining Road, Suite 202
Dresher, PA 19025


CUSTODIAN:

Firstrust Savings Bank
1931 Cottman Avenue
Philadelphia, PA 19111


BROKER-DEALER/DISTRIBUTOR:

NFA Brokerage Services, Inc.
Twining Office Center
715 Twining Road, Suite 218
Dresher, PA 19025


INDEPENDENT AUDITORS:

Sanville & Company
1514 Old York Road
Abington, PA 19001


LEGAL COUNSEL:
Robert Patrylak, Esq.
30 W. Lodges Lane
Bala Cynwyd, PA 19004